Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Annual Future Minimum Lease Payments	The undiscounted annual future minimum lease payments are summarized by year in the table below:

Maturity of Lease Liabilities	Operating Leases (in millions)
2021	$210
2022	180
2023	159
2024	136
2025	107
Thereafter	369
Total lease payments	$1,161
Less: interest	149
Present value of lease liabilities	$1,012